Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($)		Common Stock		Additional Paid in Capital		Retained Earnings (Accumulated Deficits)	Non-controlling interest	Total
Balance at Oct. 31, 2019		$ 5,000	[1]	$ 45,090	[1]	$ (1,714,495)	$ 769,098	$ (895,307)
Balance (in Shares) at Oct. 31, 2019	[1]	50,000,000
Net income (loss)						(3,168,963)	(2,592,023)	(5,760,986)
Balance at Oct. 31, 2020		$ 5,000	[1]	45,090	[1]	(4,883,458)	(1,822,925)	(6,656,293)
Balance (in Shares) at Oct. 31, 2020	[1]	50,000,000
Capital contribution made by shareholders				100,041	[1]			100,041
Acquisition of noncontrolling interest						6,734	(334,582)	(327,848)
Net income (loss)						5,310,508	4,946,114	10,256,622
Balance at Oct. 31, 2021		$ 5,000	[1]	145,131	[1]	433,784	2,788,607	3,372,522
Balance (in Shares) at Oct. 31, 2021	[1]	50,000,000
Capital contribution made by shareholders				7,419	[1]			7,419
Dividends to shareholders						(8,289,902)	(8,662,600)	(16,952,502)
Net income (loss)						12,232,816	11,364,098	23,596,914
Balance at Oct. 31, 2022		$ 5,000	[1]	$ 152,550	[1]	$ 4,376,698	$ 5,490,105	$ 10,024,353
Balance (in Shares) at Oct. 31, 2022	[1]	50,000,000

[1]	Shares and per share data are presented on a retroactive basis to give effect to the reverse recapitalization.